SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Segments [Abstract]
Consolidated equity accounted income	$ 1,213	$ 1,293
Non-FFO items from equity accounted investments	856	458
Consolidated equity accounted income	$ 2,069	$ 1,751